Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 57,466,679	₩ 64,785,709	₩ 65,154,636
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,108,619	53,798,748	53,974,566
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,707,450	3,210,751	3,533,639
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,225,446	7,339,399	7,133,773
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	425,164	436,811	512,658
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,668,502	54,983,346	55,220,183
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,798,177	9,802,363	9,934,453
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,892,878	32,078,453	32,358,009
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,394,790	31,456,714	31,733,609
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	462,489	573,463	583,359
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35,599	48,276	41,041
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,430,389	31,504,990	31,774,650
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	462,489	573,463	583,359
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,345,222	22,157,132	22,407,717
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,796,522	21,629,838	21,632,183
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	388,222	369,730	611,752
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	160,478	157,564	163,782
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,957,000	21,787,402	21,795,965
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	388,222	369,730	611,752
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,250,052	7,363,490	6,946,269
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			3,568
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45,359	49,696	63,922
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,197,497	7,308,401	6,860,995
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,196	5,393	17,784
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	141,916	747,917	743,448
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,108,136	6,615,573	6,202,821
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,978,527	3,186,634	3,442,641
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	917,307	712,196	605,206
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,811,380	2,217,862	2,274,606
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,949	30,998	272,778
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	221,891	225,578	290,051
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,139,197	943,037	906,120
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 1,839,330	₩ 2,243,597	₩ 2,536,521